INVENTORIES	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
INVENTORIES
INVENTORIES

As at December 31,	2018	2017
Product inventories	$55.8	$35.6
Work in process	12.6	14.1
Ore stockpiles	209.0	126.6
Materials and supplies	95.6	93.7
	$373.0	$270.0
Less: non-current ore stockpiles included in other non-current assets (Note 20)	(192.0)	(106.5)
	$181.0	$163.5

For the year ended December 31, 2018, a total charge of $13.8 million was recorded to adjust inventory to net realizable value (2017: $11.2 million), which is included in cost of sales excluding depletion, depreciation and amortization.